Deferred Revenues and Customer Advances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Deferred Revenues and Customer Advances [Abstract]
Schedule of deferred revenues and customer advances
	March 31, 2016 (unaudited)	December 31, 2015

Customer advances on equipment sales	$2,574,000	$2,572,000
Prepaid license fees	550,000	275,000
Total deferred revenues and customer advances	$3,124,000	$2,847,000

	December 31, 2015	December 31, 2014

Customer advances on equipment sales	$2,572,000	$—
Prepaid license fees	275,000	—
Total Deferred revenues and customer advances	$2,847,000	$—